Convertible Notes Receivable (Details) - 1 months ended Sep. 30, 2019 $ / shares in Units, $ in Millions	CAD ($)	USD ($) $ / shares
Convertible Notes Receivable [Abstract]
Secured convertible notes | $		$ 410,000
Convertible note issue price (in Dollars per share) | $ / shares		$ 975
Convertible note face amount | $		$ 1,000
Number of convertible notes		410
Payments to convertible notes	$ 0.5	$ 399,750
Convertible notes interest rate		7.50%
Convertible notes conversion price (in Dollars per share) | $ / shares		$ 1.00